STOCKHOLDERS' EQUITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Restricted stock units	$ 3,812,993	$ 1,657,680
Options	23,525	0
Total stock-based compensation	$ 3,836,518	$ 1,657,680